Breakdown of expenses by nature - Summary of Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling and Distribution Expense And General And Administrative Expense
Employee Benefits Expenses [Line Items]
Employee benefits expense	€ 44,032	€ 66,739	€ 106,923
Selling and distribution Expenses
Employee Benefits Expenses [Line Items]
Wages and salaries	991	1,195	1,527
Social security costs	150	127	178
Pension costs	90	139	144
Termination benefits	0	194	11
Other employee costs	5	(5)	34
Contingent workers	0	0	4
Employee benefits expense	1,236	1,650	1,898
General and administrative expenses
Employee Benefits Expenses [Line Items]
Wages and salaries	17,157	14,968	9,951
Social security costs	2,674	1,980	1,262
Pension costs	1,664	1,553	1,025
Termination benefits	265	222	42
Contingent workers	6,052	4,853	3,358
Share-based payment expenses	14,512	41,230	89,636
Other employee costs	472	283	219
Capitalized hours	0	0	(468)
Employee benefits expense	€ 42,796	€ 65,089	€ 105,025